Supplemental Guarantor Information - Supplemental Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 1,004	$ 1,467	$ 181	$ 679
Receivables, net of allowance	1,120	1,253
Inventories	547	570
Drilling advances	190	172
Deferred tax asset	0
Prepaid assets and other	399	290
Intercompany receivable	0	0
Total current assets	3,260	3,752
PROPERTY AND EQUIPMENT, NET	20,559	20,838
OTHER ASSETS:
Intercompany receivable	0	0
Equity in affiliates	0	0
Deferred charges and other	915	910
Total assets	24,734	25,500	36,169
CURRENT LIABILITIES:
Accounts payable	571	618
Other current liabilities	994	1,223
Intercompany payable	0	0
Total current liabilities	1,565	1,841
LONG-TERM DEBT	8,718	8,716
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	0	0
Income taxes	2,533	2,529
Asset retirement obligation	2,586	2,562
Other	332	362
Total deferred credits and other noncurrent liabilities	5,451	5,453
COMMITMENTS AND CONTINGENCIES (Note 9)
APACHE SHAREHOLDERS’ EQUITY	7,451	7,888
Noncontrolling interest	1,549	1,602
TOTAL EQUITY	9,000	9,490	19,139	20,541
TOTAL LIABILITIES AND EQUITY	24,734	25,500
Reclassifications & Eliminations [Member]
CURRENT ASSETS:
Cash and cash equivalents	0	0	0	0
Receivables, net of allowance	0	0
Inventories	0	0
Drilling advances	0	0
Deferred tax asset	0
Prepaid assets and other	0	0
Intercompany receivable	(5,330)	(5,212)
Total current assets	(5,330)	(5,212)
PROPERTY AND EQUIPMENT, NET	0	0
OTHER ASSETS:
Intercompany receivable	(10,908)	(10,744)
Equity in affiliates	(15,597)	(15,731)
Deferred charges and other	(1,000)	(1,000)
Total assets	(32,835)	(32,687)
CURRENT LIABILITIES:
Accounts payable	0	0
Other current liabilities	0	0
Intercompany payable	(5,330)	(5,212)
Total current liabilities	(5,330)	(5,212)
LONG-TERM DEBT	0	0
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	(10,908)	(10,744)
Income taxes	0	0
Asset retirement obligation	0	0
Other	(1,000)	(1,000)
Total deferred credits and other noncurrent liabilities	(11,908)	(11,744)
COMMITMENTS AND CONTINGENCIES (Note 9)
APACHE SHAREHOLDERS’ EQUITY	(15,597)	(15,731)
Noncontrolling interest	0	0
TOTAL EQUITY	(15,597)	(15,731)
TOTAL LIABILITIES AND EQUITY	(32,835)	(32,687)
Apache Corporation [Member]
CURRENT ASSETS:
Cash and cash equivalents	189	378	9	267
Receivables, net of allowance	314	314
Inventories	34	34
Drilling advances	15	16
Deferred tax asset	(28)
Prepaid assets and other	238	102
Intercompany receivable	5,330	5,212
Total current assets	6,092	6,056
PROPERTY AND EQUIPMENT, NET	6,529	6,546
OTHER ASSETS:
Intercompany receivable	0	0
Equity in affiliates	15,984	16,092
Deferred charges and other	98	96
Total assets	28,703	28,790
CURRENT LIABILITIES:
Accounts payable	330	409
Other current liabilities	351	539
Intercompany payable	0	0
Total current liabilities	681	948
LONG-TERM DEBT	8,421	8,418
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	10,908	10,744
Income taxes	67	(412)
Asset retirement obligation	274	271
Other	901	933
Total deferred credits and other noncurrent liabilities	12,150	11,536
COMMITMENTS AND CONTINGENCIES (Note 9)
APACHE SHAREHOLDERS’ EQUITY	7,451	7,888
Noncontrolling interest	0	0
TOTAL EQUITY	7,451	7,888
TOTAL LIABILITIES AND EQUITY	28,703	28,790
Apache Finance Canada [Member]
CURRENT ASSETS:
Cash and cash equivalents	0	0	0	0
Receivables, net of allowance	0	0
Inventories	0	0
Drilling advances	0	0
Deferred tax asset	0
Prepaid assets and other	0	0
Intercompany receivable	0	0
Total current assets	0	0
PROPERTY AND EQUIPMENT, NET	0	0
OTHER ASSETS:
Intercompany receivable	14	0
Equity in affiliates	(839)	(807)
Deferred charges and other	1,000	1,001
Total assets	175	194
CURRENT LIABILITIES:
Accounts payable	4	0
Other current liabilities	7	3
Intercompany payable	0	0
Total current liabilities	11	3
LONG-TERM DEBT	297	298
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	0	0
Income taxes	5	4
Asset retirement obligation	0	0
Other	249	250
Total deferred credits and other noncurrent liabilities	254	254
COMMITMENTS AND CONTINGENCIES (Note 9)
APACHE SHAREHOLDERS’ EQUITY	(387)	(361)
Noncontrolling interest	0	0
TOTAL EQUITY	(387)	(361)
TOTAL LIABILITIES AND EQUITY	175	194
All Other Subsidiaries of Apache Corporation [Member]
CURRENT ASSETS:
Cash and cash equivalents	815	1,089	$ 172	$ 412
Receivables, net of allowance	806	939
Inventories	513	536
Drilling advances	175	156
Deferred tax asset	28
Prepaid assets and other	161	188
Intercompany receivable	0	0
Total current assets	2,498	2,908
PROPERTY AND EQUIPMENT, NET	14,030	14,292
OTHER ASSETS:
Intercompany receivable	10,894	10,744
Equity in affiliates	452	446
Deferred charges and other	817	813
Total assets	28,691	29,203
CURRENT LIABILITIES:
Accounts payable	237	209
Other current liabilities	636	681
Intercompany payable	5,330	5,212
Total current liabilities	6,203	6,102
LONG-TERM DEBT	0	0
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	0	0
Income taxes	2,461	2,937
Asset retirement obligation	2,312	2,291
Other	182	179
Total deferred credits and other noncurrent liabilities	4,955	5,407
COMMITMENTS AND CONTINGENCIES (Note 9)
APACHE SHAREHOLDERS’ EQUITY	15,984	16,092
Noncontrolling interest	1,549	1,602
TOTAL EQUITY	17,533	17,694
TOTAL LIABILITIES AND EQUITY	$ 28,691	$ 29,203